Label	Element	Value
PF International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED SEPTEMBER 21, 2021

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2021

FOR CLASS P SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2021 for Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PF International Growth Fund (formerly named PF International Large-Cap Fund) – The changes that were described in the supplement dated August 2, 2021 to the Prospectus will go into effect on November 1, 2021 instead of October 29, 2021. All references to October 29, 2021 are changed to November 1, 2021 and the following additional changes also will be effective as of November 1, 2021:

Risk/Return [Heading]	rr_RiskReturnHeading	PF International Growth Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the Performance subsection, the following will be added after the first sentence of the first paragraph:

The table also compares Fund performance to an international growth index which is comprised of securities that are more representative of the Fund’s investment strategies than those in the broad-based market index.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table also compares Fund performance to an international growth index which is comprised of securities that are more representative of the Fund’s investment strategies than those in the broad-based market index.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2020)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees or expenses)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Also in the Performance subsection, the Average Annual Total Returns table will be deleted and replaced with the following:
PF International Growth Fund | MSCI EAFE Index (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.51%
PF International Growth Fund | MSCI EAFE Growth Index (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.51%
PF International Growth Fund | CLASS P
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2001
PF International Growth Fund | CLASS P | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.99%
PF International Growth Fund | CLASS P | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.34%